Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX

NOTE 15 – INCOME TAX

A.	The components of the net profit (loss) before the provision for income taxes from continuing operation were as follows:

	Years ended December 31,
	2024	2023	2022
Israel	(8,521)	(15,492)	(13,658)
Foreign	-	(55)	(875)

Total	(8,521)	(15,547)	(14,533)

B.	Provision for income taxes

No taxes on income were recorded for the years 2024 and 2023.

C.	Reconciliation of the theoretical tax expenses

A reconciliation of the Company’s theoretical income tax expense at the Israeli statutory rate of 23% to actual income tax expense is as follows:

	Years ended December 31,
	2024	2023	2022
	(in thousand)
Theoretical income tax benefit	(1,960)	(3,576)	(3,343)
Foreign tax rate differentials*	-	(2)	(16)
Reduced tax rate for preferred enterprises	-	-	-
Non-deductible expenses	46	195	613
Change in valuation allowance	1,709	3,417	1,507
Foreign exchange impact	205	(34)	1,239

Total	-	-	-

*The Company’s Belgian subsidiaries’ corporate tax rate was limited to 25% in respect of Belgian operations.

D.	Deferred tax assets and liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table presents the significant components of the Company’s deferred tax assets and liabilities including the discontinued operation:

	Years ended December 31,
	2024	2023	2022
	(in thousand)
Deferred tax assets:
Net operating loss carryforwards	6,126	7,468	4,158
Research and development expenses	557	467	812
Accruals and reserves	51	120	138
Shared-based compensations	1,859	1,821	1,554
Financial income	732	684	793
Financial instruments	206	-	-
Leases	17	-	-
Fixed asset	11	10	7
Gross deferred tax assets	9,559	10,570	7,462
Valuation allowance	(9,559)	(7,850)	(4,433)
Total deferred tax assets	-	2,720	3,029

Deferred tax liabilities:
Leases	-	(1)	(31)
Financial instruments	-	(2,534)	(2,797)
Financial expenses	-	-	(16)
Other	-	(185)	(185)
Gross deferred tax liabilities	-	(2,720)	(3,029)
Deferred tax assets (liabilities), net	-	-	-

A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Company has established a valuation allowance to offset the deferred tax assets at December 31, 2024, 2023 and 2022 due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets.

The Company’s roll forward of the valuation allowance is as follows:

	Balance at the beginning of the fiscal year	credited to expenses	Balance at the end of the fiscal year
Valuation allowance on deferred tax assets:
Fiscal year ended December 31, 2022	(2,926)	(1,507)	(4,433)
Fiscal year ended December 31, 2023	(4,433)	(3,417)	(7,850)
Fiscal year ended December 31, 2024	(7,850)	(1,709)	(9,559)

As of December 31, 2024, 2023 and 2022, the Company recorded a deferred tax asset in the amount of USD 0, USD 6,284 thousand, and USD 5,846 thousand, respectively, in respect of its discontinued operations. The deferred tax asset is fully offset by deferred tax liabilities and a valuation allowance

E.	As of December 31, 2024 and 2023, the Company had approximately USD 26,635 thousand and USD 31,843 thousand in net operating loss carryforwards in Israel that can be carried forward indefinitely.

F.	The Company is not currently subject to any tax assessments in any tax jurisdictions. The Company has final assessments through 2018.